Other Receivables And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Receivables and Prepaid Expenses [Line Items]
Deferred income taxes, net	$ 35,735		$ 31,801
Prepaid expenses	48,640		45,219
Government institutions	30,309		56,340
Derivative instruments	5,000		24,720
Held-for-sale investment	0	[1]	1,172	[1]
Other	15,636		9,991
Other receivables and prepaid expenses	151,367		180,103
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 16,047		$ 10,860

[1]	See Note 1(D).